UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

College Retirement Equities Fund

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2019

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 99.9%

GOVERNMENT AGENCY DEBT - 62.2%
$27,180,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	04/15/19	$27,155
20,000,000	FAMC	0.010	04/26/19	19,967
40,000,000	FAMC	0.010	05/17/19	39,877
25,000,000	FAMC	0.010	05/21/19	24,916
12,180,000	FAMC	0.010	07/25/19	12,086
30,000,000	Federal Farm Credit Bank (FFCB)	0.010	04/02/19	29,998
16,500,000	FFCB	0.010	04/05/19	16,496
22,000,000	FFCB	0.010	04/09/19	21,988
31,150,000	FFCB	0.010	04/12/19	31,127
15,000,000	FFCB	0.010	04/18/19	14,983
20,000,000	FFCB	0.010	04/22/19	19,972
24,500,000	FFCB	0.010	04/26/19	24,459
15,600,000	FFCB	0.010	05/02/19	15,567
25,000,000	FFCB	0.010	05/03/19	24,945
37,500,000	FFCB	0.010	05/06/19	37,411
15,900,000	FFCB	0.010	05/08/19	15,859
9,000,000	FFCB	0.010	05/17/19	8,971
20,000,000	FFCB	0.010	05/20/19	19,933
33,800,000	FFCB	0.010	05/23/19	33,679
36,685,000	FFCB	0.010	05/28/19	36,546
22,310,000	FFCB	0.010	05/31/19	22,221
44,000,000	FFCB	0.010	06/10/19	43,789
13,500,000	FFCB	0.010	06/14/19	13,433
33,000,000	FFCB	0.010	06/17/19	32,829
24,000,000	FFCB	0.010	06/18/19	23,875
17,050,000	FFCB	0.010	06/21/19	16,957
6,000,000	FFCB	0.010	09/03/19	5,937
66,000,000	Federal Home Loan Bank (FHLB)	0.010	04/01/19	66,000
30,000,000	FHLB	0.010	04/02/19	29,998
40,000,000	FHLB	0.010	04/03/19	39,995
20,000,000	FHLB	0.010	04/04/19	19,996
83,844,000	FHLB	0.010	04/05/19	83,822
46,530,000	FHLB	0.010	04/08/19	46,508
69,260,000	FHLB	0.010	04/09/19	69,223
85,250,000	FHLB	0.010	04/10/19	85,199
94,440,000	FHLB	0.010	04/12/19	94,371
102,320,000	FHLB	0.010	04/15/19	102,224
110,000,000	FHLB	0.010	04/16/19	109,890
30,000,000	FHLB	0.010	04/17/19	29,968
63,270,000	FHLB	0.010	04/22/19	63,181
101,500,000	FHLB	0.010	04/23/19	101,350
83,600,000	FHLB	0.010	04/24/19	83,471
8,985,000	FHLB	0.010	04/25/19	8,971
82,970,000	FHLB	0.010	04/26/19	82,831
40,000,000	FHLB	0.010	04/29/19	39,925
63,045,000	FHLB	0.010	04/30/19	62,923
1

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$93,000,000	FHLB	0.010%	05/01/19	$92,814
124,550,000	FHLB	0.010	05/03/19	124,283
100,000,000	FHLB	0.010	05/06/19	99,766
45,000,000	FHLB	0.010	05/07/19	44,892
57,842,000	FHLB	0.010	05/08/19	57,699
85,000,000	FHLB	0.010	05/10/19	84,779
20,000,000	FHLB	0.010	05/13/19	19,944
20,000,000	FHLB	0.010	05/14/19	19,943
20,000,000	FHLB	0.010	05/15/19	19,941
31,740,000	FHLB	0.010	05/16/19	31,643
100,000,000	FHLB	0.010	05/17/19	99,693
60,000,000	FHLB	0.010	05/20/19	59,803
60,000,000	FHLB	0.010	05/21/19	59,799
75,000,000	FHLB	0.010	05/22/19	74,744
50,000,000	FHLB	0.010	05/23/19	49,827
120,020,000	FHLB	0.010	05/24/19	119,592
75,000,000	FHLB	0.010	05/28/19	74,716
19,000,000	FHLB	0.010	05/29/19	18,926
84,315,000	FHLB	0.010	05/31/19	83,975
110,000,000	FHLB	0.010	06/03/19	109,536
85,000,000	FHLB	0.010	06/04/19	84,636
5,000,000	FHLB	0.010	06/05/19	4,978
3,000,000	FHLB	0.010	06/06/19	2,987
93,900,000	FHLB	0.010	06/07/19	93,477
68,805,000	FHLB	0.010	06/10/19	68,482
48,400,000	FHLB	0.010	06/11/19	48,170
79,000,000	FHLB	0.010	06/12/19	78,618
87,990,000	FHLB	0.010	06/13/19	87,559
78,560,000	FHLB	0.010	06/14/19	78,169
59,275,000	FHLB	0.010	06/17/19	58,969
34,725,000	FHLB	0.010	06/18/19	34,543
59,120,000	FHLB	0.010	06/21/19	58,796
50,000,000	FHLB	0.010	06/25/19	49,713
50,000,000	FHLB	0.010	06/28/19	49,704
30,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	04/02/19	29,998
109,000,000	FHLMC	0.010	04/17/19	108,884
40,030,000	FHLMC	0.010	04/24/19	39,969
116,480,000	FHLMC	0.010	04/29/19	116,264
16,160,000	FHLMC	0.010	05/02/19	16,127
50,000,000	FHLMC	0.010	05/07/19	49,881
15,000,000	FHLMC	0.010	05/10/19	14,961
94,600,000	FHLMC	0.010	05/13/19	94,335
20,000,000	FHLMC	0.010	05/20/19	19,935
50,000,000	FHLMC	0.010	05/21/19	49,835
9,085,000	FHLMC	0.010	05/29/19	9,050
25,000,000	FHLMC	0.010	06/04/19	24,893
40,000,000	FHLMC	0.010	06/05/19	39,825
81,160,000	FHLMC	0.010	06/06/19	80,801
63,970,000	FHLMC	0.010	06/11/19	63,664
72,165,000	FHLMC	0.010	06/12/19	71,817
25,000,000	FHLMC	0.010	06/19/19	24,868
14,460,000	FHLMC	0.010	09/03/19	14,310
49,260,000	FHLMC	0.010	09/24/19	48,677
30,000,000	Federal National Mortgage Association (FNMA)	0.010	04/01/19	30,000
2

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$119,730,000	FNMA	0.010%	04/03/19	$119,714
40,000,000	FNMA	0.010	04/05/19	39,990
74,445,000	FNMA	0.010	04/08/19	74,411
18,820,000	FNMA	0.010	04/09/19	18,810
62,945,000	FNMA	0.010	04/10/19	62,907
25,000,000	FNMA	0.010	04/16/19	24,975
19,715,000	FNMA	0.010	04/23/19	19,686
20,000,000	FNMA	0.010	04/24/19	19,970
25,000,000	FNMA	0.010	04/25/19	24,960
20,000,000	FNMA	0.010	04/26/19	19,967
52,340,000	FNMA	0.010	05/01/19	52,236
40,000,000	FNMA	0.010	05/07/19	39,905
60,485,000	FNMA	0.010	05/08/19	60,338
40,000,000	FNMA	0.010	05/10/19	39,897
45,000,000	FNMA	0.010	05/13/19	44,875
120,000,000	FNMA	0.010	05/14/19	119,659
52,195,000	FNMA	0.010	05/15/19	52,042
68,145,000	FNMA	0.010	05/22/19	67,913
20,000,000	FNMA	0.010	05/28/19	19,925
90,000,000	FNMA	0.010	05/29/19	89,653
30,000,000	FNMA	0.010	05/30/19	29,883
56,700,000	FNMA	0.010	06/05/19	56,453
19,981,000	FNMA	0.010	06/19/19	19,874
46,400,000	FNMA	0.010	06/26/19	46,133
	TOTAL GOVERNMENT AGENCY DEBT			6,112,208

TREASURY DEBT - 18.0%
60,000,000	United States Treasury Bill	0.010	04/02/19	59,996
125,165,000	United States Treasury Bill	0.010	04/04/19	125,140
30,000,000	United States Treasury Bill	0.010	04/09/19	29,984
135,000,000	United States Treasury Bill	0.010	04/11/19	134,910
10,000,000	United States Treasury Bill	0.010	04/16/19	9,990
86,235,000	United States Treasury Bill	0.010	04/18/19	86,138
15,000,000	United States Treasury Bill	0.010	04/23/19	14,978
100,000,000	United States Treasury Bill	0.010	04/25/19	99,842
25,000,000	United States Treasury Bill	0.010	04/30/19	24,952
100,000,000	United States Treasury Bill	0.010	05/02/19	99,796
20,000,000	United States Treasury Bill	0.010	05/07/19	19,952
135,000,000	United States Treasury Bill	0.010	05/09/19	134,659
100,100,000	United States Treasury Bill	0.010	05/16/19	99,801
55,000,000	United States Treasury Bill	0.010	05/23/19	54,810
95,000,000	United States Treasury Bill	0.010	05/30/19	94,629
54,000,000	United States Treasury Bill	0.010	06/06/19	53,764
50,000,000	United States Treasury Bill	0.010	06/13/19	49,758
95,000,000	United States Treasury Bill	0.010	06/20/19	94,492
23,035,000	United States Treasury Bill	0.010	06/27/19	22,903
20,000,000	United States Treasury Bill	0.010	07/05/19	19,871
88,385,000	United States Treasury Bill	0.010	10/10/19	87,241
110,805,000	United States Treasury Bill	0.010	11/07/19	109,144
46,600,000	United States Treasury Note	1.625	04/30/19	46,572
25,000,000	United States Treasury Note	0.875	07/31/19	24,864
70,000,000	United States Treasury Note	1.000	10/15/19	69,429
96,825,000	United States Treasury Note	1.000	11/15/19	95,901
	TOTAL TREASURY DEBT			1,763,516
3

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
VARIABLE RATE SECURITIES - 19.7%
$40,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	EFFR + 0.010%	2.420%	04/01/19	$40,000
45,000,000	i	FAMC	LIBOR 3 M - 0.210%	2.434	05/20/19	45,000
30,000,000	i	FAMC	LIBOR 1 M - 0.050%	2.439	07/01/19	30,000
50,000,000	i	FAMC	EFFR + 0.150%	2.560	09/27/19	50,000
30,000,000	i	FAMC	LIBOR 3 M - 0.200%	2.536	11/01/19	30,000
44,500,000	i	FAMC	EFFR + 0.120%	2.530	02/26/20	44,500
65,000,000	i	FAMC	SOFR + 0.050%	2.480	03/18/20	65,000
35,000,000	i	FAMC	FRED - 2.950%	2.550	05/19/20	35,000
30,000,000	i	FAMC	FRED - 2.960%	2.540	08/28/20	30,000
7,500,000	i	Federal Farm Credit Bank (FFCB)	EFFR - 0.000%	2.410	04/15/19	7,500
50,000,000	i	FFCB	LIBOR 1 M - 0.125%	2.356	06/07/19	50,000
55,000,000	i	FFCB	FRED - 3.080%	2.420	06/27/19	55,002
50,000,000	i	FFCB	FRED - 3.080%	2.420	08/16/19	49,998
30,000,000	i	FFCB	EFFR - 0.015%	2.395	09/20/19	30,000
57,500,000	i	FFCB	FRED - 3.075%	2.425	09/25/19	57,478
50,000,000	i	FFCB	FRED - 3.080%	2.420	10/10/19	49,976
40,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.475	10/18/19	40,000
10,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.475	11/04/19	10,000
10,000,000	i	FFCB	FRED - 2.910%	2.590	12/11/19	10,008
47,000,000	i	FFCB	FRED - 3.065%	2.435	12/26/19	46,986
50,000,000	i	FFCB	LIBOR 1 M - 0.030%	2.451	01/07/20	50,000
50,000,000	i	FFCB	US Treasury Bill 3 M + 0.055%	2.480	01/27/20	50,000
80,000,000	i	FFCB	FRED - 2.980%	2.520	02/20/20	79,997
21,700,000	i	FFCB	FRED - 2.870%	2.630	05/29/20	21,700
50,000,000	i	FFCB	FRED - 2.960%	2.540	07/09/20	49,995
50,000,000	i	FFCB	US Treasury Bill 3 M + 0.045%	2.470	08/17/20	49,997
9,500,000	i	FFCB	FRED - 3.020%	2.480	09/28/20	9,488
50,000,000	i	FFCB	US Treasury Bill 3 M + 0.160%	2.470	01/19/21	49,991
69,000,000	i	Federal Home Loan Bank (FHLB)	SOFR + 0.040%	2.470	05/15/19	69,000
45,000,000	i	FHLB	LIBOR 1 M - 0.070%	2.422	07/12/19	45,000
19,000,000	i	FHLB	SOFR + 0.060%	2.490	09/10/19	19,000
8,300,000	i	FHLB	US Treasury Bill 3 M + 0.070%	2.535	01/30/20	8,302
30,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 0.025%	2.455	05/08/19	30,000
50,000,000	i	FHLMC	LIBOR 1 M - 0.095%	2.387	06/19/19	50,000
27,500,000	i	FHLMC	SOFR + 0.030%	2.460	06/19/19	27,500
12,000,000	i	FHLMC	LIBOR 3 M - 0.165%	2.630	07/05/19	12,002
80,900,000	i	FHLMC	LIBOR 1 M - 0.100%	2.392	08/08/19	80,901
30,000,000	i	FHLMC	LIBOR 3 M - 0.225%	2.414	08/27/19	30,000
20,000,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.070%	2.500	10/30/19	20,000
24,000,000	i	FNMA	SOFR + 0.060%	2.490	07/30/20	24,000
100,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.048%	2.473	10/31/19	100,018
30,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M - 0.000%	2.473	01/31/20	30,000
4

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$157,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.033%	2.473%	04/30/20	$157,010
100,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.045%	2.473	10/31/20	99,918
		TOTAL VARIABLE RATE SECURITIES				1,940,267

		TOTAL SHORT-TERM INVESTMENTS				9,815,991
		(Cost $9,815,991)

		TOTAL INVESTMENTS - 99.9%				9,815,991
		(Cost $9,815,991)
		OTHER ASSETS & LIABILITIES, NET - 0.1%				5,314
		NET ASSETS - 100.0%				$9,821,305

Abbreviation(s):
EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rates
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.

5

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. This filing consists of one investment portfolio: the Money Market Account (referred to as the “Account”).

The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the Commission related to interim filings. Accordingly, the Schedule of Investments does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the Commission. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the Schedule of Investments requires the use of estimates made by management. Actual results may differ from those estimates. CREF is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: Investments held by the Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of March 31, 2019, 100% of the value of investments in the Money Market Account was valued based on Level 2 inputs.

6

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: May 17, 2019	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 17, 2019	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: May 17, 2019	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Executive Vice President,
Chief Financial Officer and
Principal Accounting Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer